Accounts And Other Payables And Contract Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Accounts And Other Payables And Contract Liabilities
30	Accounts and other payables and contract liabilities

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Employee benefit payable	3,203,478	4,041,847
Contract liabilities from retail credit facilitation service	—	1,107,263
Tax payable	553,507	831,329
Payable to cooperation bank s (a)	97,567	702,844
Payable to investees	431,148	431,148
Trust management fee	94,463	415,817
Payable to external suppliers	433,410	401,209
Cash compensation of Class C ordinary shares restructing	98,658	46,749
Others	571,526	836,049

	5,483,757	8,814,255

(a)
Payable to cooperation banks is related to the restricted cash that generated from risk sharing business with banks. Under such business, the Group provides loan facilitation services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives a fixed service fee from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fee will be adjusted based on actual performance of the loans originated under this business upon matrurity.